Risk Management - Effect of Conditional Master Netting and Similar Arrangements (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Gross amounts of financial instruments	$ 11,663	$ 10,136
Amounts subject to an enforceable master netting arrangement or similar agreements	(7,202)	(6,718)
Financial and cash collateral pledged (received)	(4,032)	(3,264)
Net amounts including financing entity	429	154
Net amounts excluding financing entity	429	154
Financial liabilities
Gross amounts of financial instruments	(15,694)	(12,802)
Amounts subject to an enforceable master netting arrangement or similar agreements	7,202	6,718
Financial and cash collateral pledged (received)	8,404	5,958
Net amounts including financing entity	(88)	(126)
Net amounts excluding financing entity	(15)	(57)
Accrued interest receivable	388	502
Accrued interest payable	779	913
Over-collateralized on securities lending and reverse purchase agreements	641	424
Over-collateralized on OTC derivative liabilities	2,472	1,420
Over-collateralized on OTC derivative assets	35	20
Over-collateralized on repurchase agreements	0	0
Derivative liabilities
Financial liabilities
Gross amounts of financial instruments	(15,026)	(12,600)
Amounts subject to an enforceable master netting arrangement or similar agreements	6,633	6,516
Financial and cash collateral pledged (received)	8,305	5,958
Net amounts including financing entity	(88)	(126)
Net amounts excluding financing entity	(15)	(57)
Repurchase agreements
Financial liabilities
Gross amounts of financial instruments	(668)	(202)
Amounts subject to an enforceable master netting arrangement or similar agreements	569	202
Financial and cash collateral pledged (received)	99	0
Net amounts including financing entity	0	0
Net amounts excluding financing entity	0	0
Derivative assets
Financial assets
Gross amounts of financial instruments	9,048	9,044
Amounts subject to an enforceable master netting arrangement or similar agreements	(6,633)	(6,516)
Financial and cash collateral pledged (received)	(1,986)	(2,374)
Net amounts including financing entity	429	154
Net amounts excluding financing entity	429	154
Securities lending
Financial assets
Gross amounts of financial instruments	1,021	626
Amounts subject to an enforceable master netting arrangement or similar agreements	0	0
Financial and cash collateral pledged (received)	(1,021)	(626)
Net amounts including financing entity	0	0
Net amounts excluding financing entity	0	0
Reverse repurchase agreements
Financial assets
Gross amounts of financial instruments	1,594	466
Amounts subject to an enforceable master netting arrangement or similar agreements	(569)	(202)
Financial and cash collateral pledged (received)	(1,025)	(264)
Net amounts including financing entity	0	0
Net amounts excluding financing entity	$ 0	$ 0